                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3956

                        RIVERSOURCE STRATEGY SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 03/31

Date of reporting period: 12/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                          RIVERSOURCE EQUITY VALUE FUND

                                AT DEC. 31, 2008



DEC. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.6%)
Boeing                                                  97,570             $4,163,312
Honeywell Intl                                         193,819              6,363,078
United Technologies                                    198,593             10,644,584
                                                                      ---------------
Total                                                                      21,170,974
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.5%)
United Parcel Service Cl B                             155,792              8,593,487
-------------------------------------------------------------------------------------


AIRLINES (1.4%)
AMR                                                    128,481(b)           1,370,892
Continental Airlines Cl B                               73,038(b)           1,319,066
Delta Air Lines                                        252,218(b)           2,890,418
UAL                                                     59,536                656,087
US Airways Group                                       272,056(b)           2,102,993
                                                                      ---------------
Total                                                                       8,339,456
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.5%)
Amgen                                                   49,280(b)           2,845,920
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.7%)
Bank of New York Mellon                                135,889              3,849,735
-------------------------------------------------------------------------------------


CHEMICALS (4.5%)
Air Products & Chemicals                               138,571              6,965,964
Dow Chemical                                           440,802              6,651,702
EI du Pont de Nemours & Co                             423,442             10,713,083
Praxair                                                 40,549              2,406,989
                                                                      ---------------
Total                                                                      26,737,738
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.4%)
US Bancorp                                              95,310              2,383,703
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.9%)
Waste Management                                       167,791              5,560,594
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.5%)
Cisco Systems                                          488,854(b)           7,968,320
Nokia ADR                                               72,391(c)           1,129,300
                                                                      ---------------
Total                                                                       9,097,620
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.5%)
Hewlett-Packard                                        371,327             13,475,456
IBM                                                     82,391              6,934,027
                                                                      ---------------
Total                                                                      20,409,483
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Insituform Technologies Cl A                            57,854(b)           1,139,145
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (3.0%)
Apollo Management LP                                   129,500(d,e)           194,250
Bank of America                                        505,520              7,117,722
Citigroup                                              240,800              1,615,768
JPMorgan Chase & Co                                    276,065              8,704,329
                                                                      ---------------
Total                                                                      17,632,069
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (4.8%)
AT&T                                                   453,474             12,924,010
Deutsche Telekom ADR                                   395,721(c)           6,054,531
FairPoint Communications                                 5,304                 17,397
Verizon Communications                                 279,688              9,481,423
                                                                      ---------------
Total                                                                      28,477,361
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
ABB ADR                                                232,989(c)           3,497,165
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Tyco Electronics                                        74,595(c)           1,209,185
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (5.0%)
Baker Hughes                                           136,990              4,393,269
Halliburton                                            319,378              5,806,292
Schlumberger                                           118,211              5,003,872
Transocean                                             217,782(b)          10,290,199
Weatherford Intl                                       385,541(b)           4,171,554
                                                                      ---------------
Total                                                                      29,665,186
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.7%)
CVS Caremark                                           125,230              3,599,110
Wal-Mart Stores                                        321,006             17,995,597
                                                                      ---------------
Total                                                                      21,594,707
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Covidien                                                68,581              2,485,375
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.0%)
Cardinal Health                                         56,155              1,935,663
UnitedHealth Group                                     144,399              3,841,013
                                                                      ---------------
Total                                                                       5,776,676
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                          343,414              8,351,828
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.6%)
Centex                                                  26,967                286,929
DR Horton                                               45,876                324,343
KB Home                                                 30,408                414,157
Pulte Homes                                             55,891                610,889
Whirlpool                                               46,735              1,932,492
                                                                      ---------------
Total                                                                       3,568,810
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Intl                                              159,052(c)           3,435,523
-------------------------------------------------------------------------------------


INSURANCE (12.2%)
ACE                                                    275,957(c)          14,603,644
Allstate                                               117,495              3,849,136
Chubb                                                   59,238              3,021,138
Everest Re Group                                       193,368(c)          14,723,041
Lincoln Natl                                            51,967                979,058
Loews                                                  303,528              8,574,666
Marsh & McLennan Companies                             398,626              9,674,653
RenaissanceRe Holdings                                  35,766(c)           1,844,095
Travelers Companies                                    235,696             10,653,459
XL Capital Cl A                                        971,622(c)           3,595,001
                                                                      ---------------
Total                                                                      71,517,891
-------------------------------------------------------------------------------------


MACHINERY (7.5%)
Caterpillar                                            454,673             20,310,242
Deere & Co                                              32,863              1,259,310
Eaton                                                  139,963              6,957,561
Illinois Tool Works                                    285,659             10,012,348
Ingersoll-Rand Cl A                                    127,093(c)           2,205,064
Parker Hannifin                                         75,079              3,193,861
                                                                      ---------------
Total                                                                      43,938,386
-------------------------------------------------------------------------------------


MEDIA (0.6%)
CBS Cl B                                               401,785              3,290,619
-------------------------------------------------------------------------------------


METALS & MINING (0.9%)
Alcoa                                                  247,305              2,784,655
Nucor                                                   48,171              2,225,500
                                                                      ---------------
Total                                                                       5,010,155
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.5%)
Kohl's                                                  46,578(b)           1,686,123
Macy's                                                 111,051              1,149,378
                                                                      ---------------
Total                                                                       2,835,501
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (14.4%)
Anadarko Petroleum                                     131,845              5,082,625
Apache                                                  67,533              5,033,234
BP ADR                                                 287,106(c)          13,419,334
Chevron                                                336,346             24,879,515
ConocoPhillips                                         327,130             16,945,334


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Devon Energy                                            49,546             $3,255,668
EnCana                                                  52,510(c)           2,440,665
Exxon Mobil                                             84,958              6,782,197
Petroleo Brasileiro ADR                                190,545(c)           4,666,447
Spectra Energy                                          65,031              1,023,588
Suncor Energy                                           47,155(c)             919,523
Valero Energy                                           47,960              1,037,854
                                                                      ---------------
Total                                                                      85,485,984
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.7%)
Intl Paper                                             338,591              3,995,374
Weyerhaeuser                                           193,549              5,924,535
                                                                      ---------------
Total                                                                       9,919,909
-------------------------------------------------------------------------------------


PHARMACEUTICALS (7.5%)
Abbott Laboratories                                    154,212              8,230,293
Bristol-Myers Squibb                                   307,131              7,140,795
Johnson & Johnson                                      110,367              6,603,258
Merck & Co                                             231,312              7,031,885
Pfizer                                                 341,636              6,050,374
Schering-Plough                                        218,188              3,715,742
Wyeth                                                  135,805              5,094,046
                                                                      ---------------
Total                                                                      43,866,393
-------------------------------------------------------------------------------------


ROAD & RAIL (0.2%)
CSX                                                     38,245              1,241,815
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
Intel                                                1,305,022             19,131,622
STMicroelectronics                                     414,914(c)           2,759,178
Taiwan Semiconductor Mfg ADR                           814,862(c)           6,437,410
                                                                      ---------------
Total                                                                      28,328,210
-------------------------------------------------------------------------------------


SOFTWARE (3.4%)
Microsoft                                              392,031              7,621,083
Oracle                                                 417,324(b)           7,399,155
Symantec                                               372,320(b)           5,033,766
                                                                      ---------------
Total                                                                      20,054,004
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.0%)
Best Buy                                                83,338              2,342,631
Home Depot                                             148,920              3,428,139
                                                                      ---------------
Total                                                                       5,770,770
-------------------------------------------------------------------------------------


TOBACCO (3.6%)
Lorillard                                              283,211             15,958,939
Philip Morris Intl                                     113,056              4,919,067
                                                                      ---------------
Total                                                                      20,878,006
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $742,097,812)                                                     $577,959,383
-------------------------------------------------------------------------------------





BONDS (0.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50%           $4,037,000            $3,349,790
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $4,037,000)                                                         $3,349,790
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              4,178,128(f)          $4,178,128
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,178,128)                                                         $4,178,128
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $750,312,940)(g)                                                  $585,487,301
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2008, the value of foreign securities represented 14.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2008, the value of these securities amounted to $194,250 or 0.03% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Dec. 31, 2008, is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     Apollo Management LP*                  08-02-07       $3,035,480


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(g) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $750,313,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $49,099,000
     Unrealized depreciation                                                     (213,925,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(164,826,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
2  RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                                                   FAIR VALUE AT DEC. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $582,137,511       $3,349,790         $--        $585,487,301








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE SMALL CAP ADVANTAGE FUND

                                AT DEC. 31, 2008



DEC. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (100.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.1%)
Cubic                                                  120,000             $3,264,000
-------------------------------------------------------------------------------------


AIRLINES (11.3%)
Continental Airlines Cl B                              472,900(b)           8,540,574
Delta Air Lines                                        755,000(b)           8,652,300
                                                                      ---------------
Total                                                                      17,192,874
-------------------------------------------------------------------------------------


BEVERAGES (2.2%)
Central European Distribution                          170,000(b)           3,349,000
-------------------------------------------------------------------------------------


CHEMICALS (1.7%)
Minerals Technologies                                   65,000              2,658,500
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (5.0%)
Brink's                                                145,000              3,897,600
Waste Connections                                      120,000(b)           3,788,400
                                                                      ---------------
Total                                                                       7,686,000
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.5%)
F5 Networks                                            164,100(b)           3,751,326
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.8%)
Shaw Group                                             210,000(b)           4,298,700
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (3.2%)
Owens-Illinois                                         178,100(b)           4,867,473
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (4.1%)
Brink's Home Security Holdings                         160,000(b)           3,507,200
Sotheby's                                              300,000              2,667,000
                                                                      ---------------
Total                                                                       6,174,200
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (9.4%)
Belden                                                 195,000              4,071,600
EnerSys                                                300,000(b)           3,300,000
SunPower Cl B                                           99,000(b)           3,013,560
Thomas & Betts                                         165,000(b)           3,963,300
                                                                      ---------------
Total                                                                      14,348,460



ENERGY EQUIPMENT & SERVICES (3.6%)
Exterran Holdings                                      145,000(b)           3,088,500
TETRA Technologies                                     480,000(b)           2,332,800
                                                                      ---------------
Total                                                                       5,421,300
-------------------------------------------------------------------------------------


FOOD PRODUCTS (3.2%)
Smithfield Foods                                       350,000(b)           4,924,500
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.5%)
WellCare Health Plans                                  412,000(b)           5,298,320
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (1.8%)
Eclipsys                                               190,000(b)           2,696,100
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (6.1%)
Panera Bread Cl A                                       50,000(b)           2,612,000
Penn Natl Gaming                                       150,000(b)           3,207,000
Texas Roadhouse Cl A                                   440,000(b)           3,410,000
                                                                      ---------------
Total                                                                       9,229,000
-------------------------------------------------------------------------------------


INSURANCE (14.8%)
Aspen Insurance Holdings                               200,340(c)           4,858,245
Endurance Specialty Holdings                           150,000(c)           4,579,500
Hanover Insurance Group                                100,000              4,297,000
Infinity Property & Casualty                            90,000              4,205,700
WR Berkley                                             150,000              4,650,000
                                                                      ---------------
Total                                                                      22,590,445
-------------------------------------------------------------------------------------


IT SERVICES (2.5%)
CACI Intl Cl A                                          84,000(b)           3,787,560
-------------------------------------------------------------------------------------


MACHINERY (2.5%)
Mueller Inds                                           150,000              3,762,000
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.5%)
Fred's Cl A                                            358,000              3,852,080
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (2.7%)
Herbalife                                              190,000(c)           4,119,200
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (1.9%)
School Specialty                                       150,000(b)           2,868,000
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.0%)
Cypress Semiconductor                                  600,000(b)           2,682,000
ON Semiconductor                                       990,000(b)           3,366,000
Varian Semiconductor Equipment Associates              172,000(b)           3,116,640
                                                                      ---------------
Total                                                                       9,164,640
-------------------------------------------------------------------------------------


SOFTWARE (4.6%)
Lawson Software                                        600,000(b)           2,844,000
Quest Software                                         330,300(b)           4,158,477
                                                                      ---------------
Total                                                                       7,002,477
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $130,277,450)                                                     $152,306,155
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              4,528,753(d)          $4,528,753
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,528,753)                                                         $4,528,753
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $134,806,203)(e)                                                  $156,834,908
=====================================================================================







See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2008, the value of foreign securities represented 8.9% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(e) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $134,806,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $22,719,000
     Unrealized depreciation                                                        (690,000)

     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $22,029,000
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                                           FAIR VALUE AT DEC. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $156,834,908          $--             $--        $156,834,908








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
2 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND

                                AT DEC. 31, 2008



DEC. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (99.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.0%)
AAR                                                    24,200(b)             $445,522
AeroVironment                                           3,205(b)              117,976
American Science & Engineering                          5,056                 373,942
Applied Signal Technology                              22,188                 398,053
Axsys Technologies                                      6,503(b)              356,755
DynCorp Intl Cl A                                      10,946(b)              166,051
LMI Aerospace                                             957(b)               10,881
Orbital Sciences                                        5,160(b)              100,775
Stanley                                                25,755(b)              932,845
Teledyne Technologies                                  12,483(b)              556,117
Triumph Group                                           8,752                 371,610
                                                                      ---------------
Total                                                                       3,830,527
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.7%)
Hub Group Cl A                                         24,000(b)              636,720
-------------------------------------------------------------------------------------


AIRLINES (0.4%)
Allegiant Travel                                        5,421(b)              263,298
UAL                                                     7,890                  86,948
                                                                      ---------------
Total                                                                         350,246
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.2%)
Exide Technologies                                     23,565(b)              124,659
Fuel Systems Solutions                                 11,097(b)              363,538
HAWK Cl A                                              25,731(b)              427,134
Wonder Auto Technology                                 49,753(b,c)            195,032
                                                                      ---------------
Total                                                                       1,110,363
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (4.8%)
Acorda Therapeutics                                     8,450(b)              173,310
Alexion Pharmaceuticals                                 8,750(b)              316,663
Alkermes                                               36,748(b)              391,366
Allos Therapeutics                                     22,000(b)              134,640
Array BioPharma                                        25,100(b)              101,655
BioMarin Pharmaceutical                                 8,800(b)              156,640
Cougar Biotechnology                                    4,420(b)              114,920
Cubist Pharmaceuticals                                 11,383(b)              275,013
Emergent BioSolutions                                  22,123(b)              577,631
Genomic Health                                         11,600(b)              225,968
Halozyme Therapeutics                                  29,300(b)              164,080
Idera Pharmaceuticals                                   1,818(b)               13,962
Incyte                                                 24,100(b)               91,339
Isis Pharmaceuticals                                   13,100(b)              185,758
Martek Biosciences                                      2,420                  73,350
Myriad Genetics                                         4,860(b)              322,024
Onyx Pharmaceuticals                                    9,070(b)              309,831
OSI Pharmaceuticals                                     6,740(b)              263,197
Regeneron Pharmaceuticals                              14,546(b)              267,065
Rigel Pharmaceuticals                                  11,100(b)               88,800
Seattle Genetics                                       20,500(b)              183,270
United Therapeutics                                     2,520(b)              157,626
                                                                      ---------------
Total                                                                       4,588,108
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Ameron Intl                                             2,404                 151,260
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.9%)
Eaton Vance                                             5,180                 108,832
Greenhill & Co                                          2,660                 185,588
Knight Capital Group Cl A                              19,869(b)              320,885
Stifel Financial                                        2,920(b)              133,882
thinkorswim Group                                      22,636(b)              127,214
                                                                      ---------------
Total                                                                         876,401
-------------------------------------------------------------------------------------


CHEMICALS (0.7%)
Calgon Carbon                                          23,845(b)              366,260
Koppers Holdings                                        7,610                 164,528
Olin                                                    7,540                 136,323
                                                                      ---------------
Total                                                                         667,111
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.5%)
Investors Bancorp                                      17,153(b)              230,365
PrivateBancorp                                          7,180                 233,063
                                                                      ---------------
Total                                                                         463,428
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (3.1%)
Clean Harbors                                          11,500(b)              729,559
EnergySolutions                                        31,200                 176,280
GeoEye                                                  8,503(b)              163,513
Healthcare Services Group                              15,102                 240,575
Innerworkings                                          39,700(b)              260,035
Mobile Mini                                            11,820(b)              170,444
Sykes Enterprises                                      19,005(b)              363,376
Tetra Tech                                             25,125(b)              606,769
Waste Connections                                       7,670(b)              242,142
                                                                      ---------------
Total                                                                       2,952,693
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (4.1%)
Avocent                                                12,155(b)              217,696
BigBand Networks                                       43,453(b)              239,861
Blue Coat Systems                                      19,200(b)              161,280
Ceragon Networks                                       29,700(b,c)            149,985
Comtech Telecommunications                             21,146(b)              968,910
F5 Networks                                            26,660(b)              609,448
Globecomm Systems                                      12,766(b)               70,085
Neutral Tandem                                         31,070(b)              503,955
NICE Systems ADR                                       41,858(b,c)            940,549
Polycom                                                 8,700(b)              117,537
                                                                      ---------------
Total                                                                       3,979,306
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.2%)
Compellent Technologies                                32,730(b)              318,463
Presstek                                               52,162(b)              167,440
Stratasys                                              21,500(b)              231,125
Synaptics                                              26,702(b)              442,185
                                                                      ---------------
Total                                                                       1,159,213
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.4%)
AECOM Technology                                        6,880(b)              211,422
EMCOR Group                                            24,000(b)              538,320
Furmanite                                              30,501(b)              164,400
Layne Christensen                                       8,650(b)              207,687
Michael Baker                                             987(b)               36,430
Pike Electric                                          18,575(b)              228,473
                                                                      ---------------
Total                                                                       1,386,732
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.2%)
Headwaters                                             21,558(b)              145,517
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.7%)
Cash America Intl                                      12,388                 338,812
EZCORP Cl A                                            21,811(b)              331,745
                                                                      ---------------
Total                                                                         670,557
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.7%)
Bway Holding                                            3,450(b)               27,462
Greif Cl A                                              4,710                 157,455
Rock-Tenn Cl A                                         13,452                 459,790
                                                                      ---------------
Total                                                                         644,707
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.5%)
LKQ                                                    42,800(b)              499,048
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (2.1%)
American Public Education                              11,533(b)              428,912
Capella Education                                       2,820(b)              165,703
Corinthian Colleges                                    55,123(b)              902,364
Hillenbrand                                            11,619                 193,805
K12                                                    12,528(b)              234,900
Lincoln Educational Services                            4,481(b)               59,373
                                                                      ---------------
Total                                                                       1,985,057
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


DIVERSIFIED FINANCIAL SERVICES (1.2%)
Interactive Brokers Group Cl A                         20,688(b)             $370,108
iShares Russell 2000 Growth Index Fund                  1,400                  71,204
Life Partners Holdings                                  9,770                 426,363
Portfolio Recovery Associates                           8,209(b)              277,793
                                                                      ---------------
Total                                                                       1,145,468
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
NTELOS Holdings                                        19,075                 470,390
Shenandoah Telecommunications                           2,027                  56,857
                                                                      ---------------
Total                                                                         527,247
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.2%)
ITC Holdings                                            4,670                 203,986
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.0%)
American Superconductor                                16,762(b)              273,388
A-Power Energy Generation Systems                      19,591(b)               84,241
AZZ                                                    14,808(b)              371,681
Energy Conversion Devices                               6,600(b)              166,386
EnerSys                                                23,600(b)              259,600
Franklin Electric                                       3,750                 105,413
FuelCell Energy                                        45,816(b)              177,766
LaBarge                                                10,639(b)              152,670
Powell Inds                                            10,048(b)              291,593
                                                                      ---------------
Total                                                                       1,882,738
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.3%)
Cogent                                                 14,500(b)              196,765
Daktronics                                             14,907                 139,530
FLIR Systems                                           10,200(b)              312,935
Itron                                                   3,250(b)              207,155
LeCroy                                                 37,074(b)              113,076
Plexus                                                 12,260(b)              207,807
Technitrol                                             12,900                  44,892
                                                                      ---------------
Total                                                                       1,222,160
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.2%)
CARBO Ceramics                                          3,780                 134,303
Complete Production Services                           30,300(b)              246,945
Core Laboratories                                       6,960(c)              416,626
Matrix Service                                         14,392(b)              110,387
T-3 Energy Services                                    11,200(b)              105,728
TETRA Technologies                                     20,100(b)               97,686
                                                                      ---------------
Total                                                                       1,111,675
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.8%)
Casey's General Stores                                 16,278                 370,650
Nash Finch                                              7,530                 338,022
United Natural Foods                                    5,390(b)               96,050
                                                                      ---------------
Total                                                                         804,722
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.2%)
Darling Intl                                           59,128(b)              324,613
Flowers Foods                                           5,760                 140,314
Green Mountain Coffee Roasters                         16,782(b)              649,463
                                                                      ---------------
Total                                                                       1,114,390
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (8.8%)
BIOLASE Technology                                     68,417(b)              101,941
Cantel Medical                                          3,736(b)               54,807
Conmed                                                 12,500(b)              299,250
CryoLife                                               15,540(b)              150,893
Cyberonics                                             39,198(b)              649,511
Greatbatch                                             11,967(b)              316,647
Haemonetics                                            13,700(b)              774,050
Hansen Medical                                         14,500(b)              104,690
Immucor                                                 4,450(b)              118,281
Integra LifeSciences Holdings                          14,000(b)              497,980
Kensey Nash                                             6,991(b)              135,695
Merit Medical Systems                                  21,662(b)              388,400
Natus Medical                                          24,038(b)              311,292
Neogen                                                  7,859(b)              196,318
NuVasive                                               13,653(b)              473,076
Quidel                                                 27,251(b)              356,171
ResMed                                                  7,600(b)              284,848
Rochester Medical                                       9,649(b)              148,402
Somanetics                                             13,093(b)              216,165
STERIS                                                 11,600                 277,124
Thoratec                                               38,687(b)            1,256,941
Volcano                                                28,804(b)              432,060
West Pharmaceutical Services                            8,160                 308,203
Wright Medical Group                                   34,443(b)              703,670
                                                                      ---------------
Total                                                                       8,556,415
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (6.3%)
Alliance Imaging                                       29,655(b)              236,350
Almost Family                                           1,701(b)               76,511
Amedisys                                               17,143(b)              708,691
Bio-Reference Laboratories                                747(b)               19,594
BioScrip                                               90,694(b)              201,341
Chemed                                                 12,756                 507,306
Chindex Intl                                           25,180(b)              200,181
Emergency Medical Services Cl A                        13,267(b)              485,705
Emeritus                                                1,156(b)               11,595
Genoptix                                               11,524(b)              392,738
Gentiva Health Services                                13,914(b)              407,124
HMS Holdings                                           11,500(b)              362,480
LHC Group                                              22,317(b)              803,411
Owens & Minor                                           2,670                 100,526
Pediatrix Medical Group                                 7,000(b)              221,900
Psychiatric Solutions                                  21,090(b)              587,356
RehabCare Group                                        19,819(b)              300,456
Sun Healthcare Group                                   17,352(b)              153,565
VCA Antech                                             17,300(b)              343,924
                                                                      ---------------
Total                                                                       6,120,754
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (2.1%)
Computer Programs & Systems                            19,283                 516,784
Eclipsys                                               10,240(b)              145,306
Icad                                                   45,148(b)               49,663
MedAssets                                              24,400(b)              356,240
Omnicell                                               30,900(b)              377,289
Phase Forward                                          28,100(b)              351,812
Transcend Services                                     26,377(b)              258,758
                                                                      ---------------
Total                                                                       2,055,852
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (2.8%)
Bally Technologies                                      1,491(b)               35,829
CEC Entertainment                                      14,105(b)              342,046
CKE Restaurants                                        76,202                 661,433
Panera Bread Cl A                                      13,200(b)              689,567
Scientific Games Cl A                                   6,500(b)              114,010
Texas Roadhouse Cl A                                   58,310(b)              451,903
WMS Inds                                               13,475(b)              362,478
                                                                      ---------------
Total                                                                       2,657,266
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.7%)
Centex                                                 21,180                 225,355
DR Horton                                              17,390                 122,947
Helen of Troy                                          16,053(b,c)            278,681
Lifetime Brands                                        17,578                  62,226
                                                                      ---------------
Total                                                                         689,209
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.1%)
Raven Inds                                              3,491                  84,133
-------------------------------------------------------------------------------------


INSURANCE (0.8%)
AmTrust Financial Services                             10,289                 119,352
Argo Group Intl Holdings                               11,971(b,c)            406,056
PMA Capital Cl A                                       36,269(b)              256,785
                                                                      ---------------
Total                                                                         782,193
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.6%)
1-800-FLOWERS.com Cl A                                 43,112(b)              164,688
PetMed Express                                         21,251(b)              374,655
                                                                      ---------------
Total                                                                         539,343
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (3.4%)
Ariba                                                  18,670(b)              134,611
AsiaInfo Holdings                                      55,370(b,c)            655,580
comScore                                               13,310(b)              169,703
Interwoven                                             17,890(b)              225,414
j2 Global Communications                                3,219(b)               64,509
NIC                                                    54,253                 249,564
Omniture                                               17,430(b)              185,455
S1                                                     35,797(b)              282,438
SkillSoft ADR                                          44,133(b,c)            315,110
VistaPrint                                              8,410(b,c)            156,510
Vocus                                                  17,007(b)              309,697
Websense                                               35,437(b)              530,492
                                                                      ---------------
Total                                                                       3,279,083
-------------------------------------------------------------------------------------


IT SERVICES (1.8%)
CSG Systems Intl                                       16,929(b)              295,750
CyberSource                                            21,770(b)              261,022
Gartner                                                 9,500(b)              169,385
iGATE                                                  45,213(b)              294,337
Integral Systems                                        4,415(b)               53,201


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
IT SERVICES (CONT.)
ManTech Intl Cl A                                       5,900(b)             $319,720
NeuStar Cl A                                           10,300(b)              197,039
Sapient                                                   716(b)                3,179
Syntel                                                  5,755                 133,056
                                                                      ---------------
Total                                                                       1,726,689
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.4%)
Polaris Inds                                           10,624                 304,378
Sport Supply Group                                      5,975                  41,825
                                                                      ---------------
Total                                                                         346,203
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (3.1%)
Bruker                                                 26,277(b)              106,159
eResearchTechnology                                    21,840(b)              144,799
ICON ADR                                               26,500(b,c)            521,785
Illumina                                               17,692(b)              460,877
Kendle Intl                                            35,196(b)              905,241
Luminex                                                19,737(b)              421,582
MEDTOX Scientific                                       5,609(b)               46,106
PAREXEL Intl                                           38,939(b)              378,098
                                                                      ---------------
Total                                                                       2,984,647
-------------------------------------------------------------------------------------


MACHINERY (3.5%)
American Railcar Inds                                   8,481                  89,305
Blount Intl                                            14,939(b)              141,622
Bucyrus Intl                                            9,126                 169,014
CIRCOR Intl                                             5,344                 146,960
Colfax                                                  5,600(b)               58,184
ESCO Technologies                                      20,370(b)              834,151
FreightCar America                                      9,751                 178,151
Kaydon                                                  7,047                 242,064
Middleby                                                9,400(b)              256,337
RBC Bearings                                            4,470(b)               90,652
Robbins & Myers                                        13,709                 221,675
Titan Intl                                             23,200                 191,400
Valmont Inds                                            8,605                 528,002
Wabtec                                                  4,130                 164,168
                                                                      ---------------
Total                                                                       3,311,685
-------------------------------------------------------------------------------------


MARINE (0.1%)
Diana Shipping                                          8,370(c)              106,801
-------------------------------------------------------------------------------------


MEDIA (0.3%)
Interactive Data                                       12,090                 298,139
-------------------------------------------------------------------------------------


METALS & MINING (0.5%)
Compass Minerals Intl                                   2,760                 161,902
Schnitzer Steel Inds Cl A                               2,870                 108,056
Steel Dynamics                                         18,000                 201,239
                                                                      ---------------
Total                                                                         471,197
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.6%)
99 Cents Only Stores                                   49,423(b)              540,193
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.8%)
Arena Resources                                        18,030(b)              506,463
Carrizo Oil & Gas                                       6,350(b)              102,235
Concho Resources                                        9,020(b)              205,836
GMX Resources                                          11,515(b)              291,560
Goodrich Petroleum                                      6,200(b)              185,690
Petrohawk Energy                                        9,210(b)              143,952
Whiting Petroleum                                       8,400(b)              281,064
                                                                      ---------------
Total                                                                       1,716,800
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (1.3%)
Chattem                                                12,001(b)              858,431
USANA Health Sciences                                  11,345(b)              388,453
                                                                      ---------------
Total                                                                       1,246,884
-------------------------------------------------------------------------------------


PHARMACEUTICALS (2.1%)
Auxilium Pharmaceuticals                               13,860(b)              394,177
Endo Pharmaceuticals Holdings                           9,800(b)              253,624
Matrixx Initiatives                                    13,568(b)              223,736
Noven Pharmaceuticals                                  25,303(b)              278,333
Par Pharmaceutical Companies                            4,738(b)               63,537
Perrigo                                                 4,450                 143,780
Questcor Pharmaceuticals                               37,538(b)              349,479
XenoPort                                               13,658(b)              342,543
                                                                      ---------------
Total                                                                       2,049,209
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (1.4%)
Corporate Executive Board                               3,523                  77,717
CRA Intl                                                3,400(b)               91,562
Huron Consulting Group                                  6,110(b)              349,919
Kforce                                                 19,350(b)              148,608
Navigant Consulting                                    11,430(b)              181,394
VSE                                                     7,716                 302,699
Watson Wyatt Worldwide Cl A                             3,630                 173,587
                                                                      ---------------
Total                                                                       1,325,486
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
BioMed Realty Trust                                    12,300                 144,156
Home Properties                                         3,570                 144,942
Tanger Factory Outlet Centers                           3,180                 119,632
Ventas                                                 16,600                 557,262
                                                                      ---------------
Total                                                                         965,992
-------------------------------------------------------------------------------------


ROAD & RAIL (1.4%)
Genesee & Wyoming Cl A                                 20,091(b)              612,776
Landstar System                                        19,340                 743,236
                                                                      ---------------
Total                                                                       1,356,012
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Advanced Analogic Technologies                         33,452(b)              101,025
Amtech Systems                                         25,151(b)               92,807
Atheros Communications                                 13,000(b)              186,030
Cavium Networks                                         9,560(b)              100,476
Cirrus Logic                                           35,744(b)               95,794
Diodes                                                 17,700(b)              107,262
Fairchild Semiconductor Intl                           19,130(b)               93,546
Hittite Microwave                                      12,100(b)              356,466
Microsemi                                              36,920(b)              466,668
Novellus Systems                                       17,120(b)              211,261
NVE                                                       487(b)               12,725
PMC-Sierra                                             45,720(b)              222,199
Power Integrations                                     15,200                 302,176
Semtech                                                 8,710(b)               98,162
Ultratech                                               9,570(b)              114,457
Varian Semiconductor Equipment Associates              11,430(b)              207,112
Verigy                                                  9,820(b,c)             94,468
Volterra Semiconductor                                  5,277(b)               37,731
                                                                      ---------------
Total                                                                       2,900,365
-------------------------------------------------------------------------------------


SOFTWARE (7.4%)
ACI Worldwide                                           8,101(b)              128,806
ArcSight                                               25,769(b)              206,410
Blackboard                                             10,456(b)              274,261
Concur Technologies                                    19,235(b)              631,292
DemandTec                                              21,878(b)              176,555
EPIQ Systems                                           21,442(b)              358,296
FactSet Research Systems                               10,550                 466,732
FalconStor Software                                    57,400(b)              159,572
Interactive Intelligence                               25,764(b)              165,147
Kenexa                                                 13,621(b)              108,696
MICROS Systems                                         15,240(b)              248,717
Net 1 UEPS Technologies                                10,210(b,c)            139,877
NetScout Systems                                       24,663(b)              212,595
Nuance Communications                                  55,200(b)              571,871
OPNET Technologies                                     13,391(b)              132,035
Pegasystems                                             2,133                  26,364
Progress Software                                       7,900(b)              152,154
Quality Systems                                         1,717                  74,896
Shanda Interactive Entertainment ADR                    7,452(b,c)            241,147
Solera Holdings                                        16,307(b)              392,999
Sybase                                                  9,900(b)              245,223
TeleCommunication Systems Cl A                         42,817(b)              367,798
TiVo                                                   12,450(b)               89,142
Tyler Technologies                                     13,175(b)              157,837
Ultimate Software Group                                29,910(b)              436,686
VASCO Data Security Intl                               35,456(b)              366,260
Verint Systems                                         14,876(b)              101,901
Wind River Systems                                     59,807(b)              540,056
                                                                      ---------------
Total                                                                       7,173,325
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (3.3%)
Aeropostale                                            27,110(b)              436,471
Buckle                                                 23,689                 516,894
Chico's FAS                                            67,500(b)              282,150
Children's Place Retail Stores                         20,365(b)              441,513
Collective Brands                                      13,150(b)              154,118
Finish Line Cl A                                       34,915                 195,524
Gymboree                                                3,100(b)               80,879
Hibbett Sports                                         32,450(b)              509,790
Sally Beauty Holdings                                  31,491(b)              179,184
Ulta Salon Cosmetics & Fragrance                       20,148(b)              166,825
Wet Seal Cl A                                          79,621(b)              236,474
                                                                      ---------------
Total                                                                       3,199,822
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TEXTILES, APPAREL & LUXURY GOODS (2.9%)
Carter's                                               16,950(b)             $326,457
Deckers Outdoor                                         8,145(b)              650,542
FGX Intl Holdings                                      16,510(b,c)            226,847
G-III Apparel Group                                    11,000(b)               70,290
Iconix Brand Group                                     16,382(b)              160,216
Phillips-Van Heusen                                    17,700                 356,301
Steven Madden                                          12,367(b)              263,664
True Religion Apparel                                  28,886(b)              359,342
Wolverine World Wide                                   15,472                 325,531
                                                                      ---------------
Total                                                                       2,739,190
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.2%)
Dime Community Bancshares                               8,310                 110,523
Oritani Financial                                       7,386(b)              124,454
                                                                      ---------------
Total                                                                         234,977
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (1.3%)
Beacon Roofing Supply                                  26,149(b)              362,948
DXP Enterprises                                        36,996(b)              540,512
Kaman                                                  10,492                 190,220
Watsco                                                  3,340                 128,256
                                                                      ---------------
Total                                                                       1,221,936
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Leap Wireless Intl                                      4,700(b)              126,383
Syniverse Holdings                                     27,193(b)              324,684
                                                                      ---------------
Total                                                                         451,067
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $117,225,412)                                                      $95,240,247
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT
Lantronix
 Warrants                                               2,188(b,e,f)             $262
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                      $262
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%               939,486(d)             $939,486
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $939,486)                                                             $939,486
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $118,164,898)(g)                                                   $96,179,995
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2008, the value of foreign securities represented 5.1% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(e) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(f) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Dec. 31, 2008, is as follows:

                                      ACQUISITION
     SECURITY                            DATES       COST
     ----------------------------------------------------
     Lantronix
      Warrants                          04-18-08      $--


(g) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $118,165,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $5,293,000
     Unrealized depreciation                                                      (27,278,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(21,985,000)
     ----------------------------------------------------------------------------------------


     The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities in the most recent Semiannual report dated Sept. 30, 2008.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                                                    FAIR VALUE AT DEC. 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $96,179,733          $262            $--        $96,179,995


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5 RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Strategy Series, Inc.


By /s/ Patrick T. Bannigan
   ------------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ------------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 26, 2009


By /s/ Jeffrey P. Fox
   ------------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date February 26, 2009